Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

14. Related Party Transactions and Balances

Related Parties

Name of related parties	Relationship with the Company
Qingfeng Wu (Mr. Wu)	Founder, chief executive officer, director, and principal shareholder
Qiuhua Li (Mr. Li)	Founder, executive chairman of the board of directors, director, and principal shareholder
Shenzhen Bgin Tech Co., Ltd. (“SZ Bgin”)	Entity controlled jointly controlled by Shao Qi (Mr. Shao) and Mr. Li
Igvault HK limited (“IGV HK”)	Entity controlled by Mr. Li’s spouse
Icing Trading Limited	Entity controlled by Mr. Wu
CoinPal Limited	Entity controlled by Mr. Li, who acquired the entity in April 2025.

Related Party Transactions

The Company had the following related party transactions:

(i)	During the year ended December 31, 2025, the Company incurred technical development and maintenance services, including core research and development activities, supplemented by certain administrative support services and provision of workspace facilities, from SZ Bgin in the amount of US$420,000 (2024: US$660,000, 2023: US$711,846) and made payments in the amount of US$420,000 (2024: US$660,000, 2023: US$591,846), with no remaining outstanding due to related party balance as of December 31, 2025 and 2024.

(ii)	During the year ended December 31, 2025, the Company incurred management consulting services from IGV HK in the amount of US$169,062 (2024: US$97,157, 2023: US$70,668) and made full payments in the amount of USDT 169,062 (equivalent of US$169,062) (2024: US$97,157, 2023: US$70,668), with no remaining outstanding due to related party balance as of December 31, 2025 and 2024.

(iii)	During the period from April 10, 2025 to December 31, 2025, CoinPal Limited collected cryptocurrencies from the Company’s customers on behalf of the Company in the amount of USDT 14,606,943 (equivalent of US$ 14,606,943) and remitted cryptocurrencies to the Company in the amount of USDT 15,200,040 (equivalent of US$ 15,200,040), with due from related party balance of USDT 949,914 (equivalent of US$949,914) as of December 31, 2025. For each payment collected from the Company’s customers on behalf of the Company, CoinPal Limited charged the Company processing fees of 0.8% of the total payment amount. During the period from April 10, 2025 to December 31, 2025, the Company incurred processing fees in the amount of USDT 117,835 (equivalent of US$117,835). All processing fees incurred during the current year were fully paid with no outstanding due to related party balance as of December 31, 2025.

(iv)	During the year ended December 31, 2025, the Company received loan repayment from Mr. Wu in the amount of USDT 68,238 (equivalent of US$68,238), with no outstanding due from related party balance as of December 31, 2025.

(v)	During the year ended December 31, 2025, the Company received loan repayment from Mr. Li in the amount of USDT 33,098 (equivalent of US$33,098), with no outstanding due from related party balance as of December 31, 2025.

The Company’s due from related party balances as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Qiuhua Li	—	33,098
Qingfeng Wu	—	68,238
CoinPal Limited	949,914	*
Total	949,914	101,336

*	CoinPal became a related party only after Mr. Li acquired 100% of its equity in April 2025; therefore, the 2024 balance is not presented.

The due from related party balances associated with Mr. Li and Mr. Wu as of December 31, 2024 are unsecured, interest-free and due on demand.

Due to related party balance

The Company’s due to related party balances as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Icing Trading Limited	23,781	10,363
Total	23,781	10,363

The due to related party balances as of December 31, 2025 and 2024 are related to the payments Icing Trading Limited made to the vendors on behalf of the Company and the related service fees.

During the year ended December 31, 2023, the Company received a short-term loan with the principal amount of USDT 2,000,000 from each of Mr. Wu and Mr. Li. Both loans had a term of three months and bearing an annual interest rate of 3.65%. Both loans had been fully repaid to Mr. Wu and Mr. Li before December 31, 2023.